Additional Information - Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the company, balance sheets

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	34,027	10,552
Term deposits and short-term investments	—	2,503
Amounts due from subsidiaries and VIEs	835,428	888,083
Prepayments and other current assets	1,117	3,798
Total current assets	870,572	904,936
Non-current assets:
Investments in the subsidiaries	794,149	641,218
Available-for-sale debt investments	29,401	304
Total non-current assets	823,550	641,522
Total assets	1,694,122	1,546,458
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries and VIEs	44,244	223,087
Taxes payable	220,794	—
Accrued expenses and other current liabilities	1,701	3,926
Total current liabilities	266,739	227,013
Total liabilities	266,739	227,013
Shareholders’ equity:
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 264,998,965 and 264,998,965 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	17,499	17,499
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	22,053	22,053
Additional paid-in capital	1,629,014	1,636,822
Statutory reserves	98,482	99,547
Accumulated deficits	(300,357)	(411,074)
Accumulated other comprehensive loss	(39,308)	(45,402)
Total shareholders’ equity	1,427,383	1,319,445
Total liabilities and shareholders’ equity	1,694,122	1,546,458

Condensed financial information of the company, statements of comprehensive income/(loss)

	For the Years Ended December 31,
	2020 as Restated	2021	2022
	RMB	RMB	RMB
Operating expenses:
General and administrative expenses	(39,303)	(16,556)	(16,945)
Total operating expenses	(39,303)	(16,556)	(16,945)
Loss from operations	(39,303)	(16,556)	(16,945)
Other income/(loss):
Net interest income	1	3	50
Foreign currency exchange gain/(loss)	17,010	5,775	(21,847)
Income from equity method investments, net of impairments	6,013	—	—
Gain on disposal of available-for-sale debt investments*	573,860	—	—
Changes in fair value of loan related to co-sale of Particle shares	(24,535)	—	—
Changes in fair value of forward contract in relation to disposal of investments in Particle	16,085	—	—
Impairment of available-for-sale debt investments	—	—	(5,980)
Others, net	5,580	5,152	(5,514)
Share of loss from the subsidiaries	(77,736)	(200,075)	(123,773)
Income/(loss) before tax*	476,975	(205,701)	(174,009)
Income tax (expense)/benefit*	(96,606)	—	64,357
Net income/(loss)	380,369	(205,701)	(109,652)
Other comprehensive loss	(1,434,022)	(11,094)	(6,094)
Comprehensive loss	(1,053,653)	(216,795)	(115,746)

Note:

* The gain on disposal of available-for-sale debt investments, income before tax and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.

Condensed financial information of the company, statements of cash flows

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash used in operating activities	(44,706)	(34,801)	(20,974)
Cash flows from investing activities:
Loans provided to a third party related to co-sale of Particle shares	(68,867)	—	—
Placement of short-term investments	—	—	(32,312)
Maturity of short-term investments	—	—	29,875
Net proceeds from disposal of available-for-sale debt investments	695,937	—	—
Net cash provided by/(used in) investing activities	627,070	—	(2,437)
Cash flows from financing activities:
Repayment from/(payment to) subsidiaries and VIEs	72,262	39,171	(64)
Dividends (paid to)/returned from shareholders	(637,375)	4,725	—
Net cash (used in)/provided by financing activities	(565,113)	43,896	(64)
Net increase/(decrease) in cash and cash equivalents	17,251	9,095	(23,475)
Cash and cash equivalents at the beginning of the year	7,681	24,932	34,027
Cash and cash equivalents at the end of the year	24,932	34,027	10,552